Expense Example - Calamos Bitcoin 80 Series Structured Alt Protection ETF - July - Calamos Bitcoin 80 Series Structured Alt Protection ETF - July	Jul. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221